Credit Risk - Summary of Detailed Information about Gross and Net Credit Exposure (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Exposure	£ 322,745	£ 310,155
Stage 3
Statement [Line Items]
Exposure	2,996	2,368
Stage 3 | Corporate and commercial banking
Statement [Line Items]
Exposure	1,020	452
Collateral	391	110
Net Exposure To Credit Risk	629	342
Stage 3 | Corporate and commercial banking | SME and Mid Corporate
Statement [Line Items]
Exposure	853	363
Collateral	286	52
Net Exposure To Credit Risk	567	311
Stage 3 | Corporate and commercial banking | Commercial Real Estate
Statement [Line Items]
Exposure	167	89
Collateral	105	58
Net Exposure To Credit Risk	62	31
Stage 3 | Corporate and investment banking
Statement [Line Items]
Exposure	0	15
Collateral	0	0
Net Exposure To Credit Risk	0	15
Stage 3 | Corporate and investment banking | Large Corporate
Statement [Line Items]
Exposure	0	15
Collateral	0	0
Net Exposure To Credit Risk	£ 0	£ 15